Trade Receivable and Other Current Receivables (Details) - Schedule of Other Current Receivables - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Current Receivables [Abstract]
Taxes	$ 952,953
Others	377,224
Total Other current receivables	$ 1,330,177